Debt, Net - Narrative (Details) - USD ($)			9 Months Ended	12 Months Ended		42 Months Ended
	Jan. 17, 2024	Jan. 27, 2022	Dec. 31, 2026	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Oct. 31, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Long-term debt				$ 365,000,000
Period of financial report distribution to lender				120 days
Additional remediate period				30 days
Loan fees				$ 800,000	$ 1,100,000
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term line of credit		$ 50,000,000.0		0
Debt Instrument covenant percentage		35.00%
Credit agreement, leverage ratio		5.40
Revolving line of credit facility								$ 49,000,000.0
Remaining borrowing capacity							$ 1,000,000.0
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					2.50%
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate Floor
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					0.00%
Term Loan
Debt Instrument [Line Items]
Long-term debt				365,000,000.0
Term Loan | Subsequent Event
Debt Instrument [Line Items]
Debt instrument,discount percentage	64.20%
Term Loan | Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized portion of the loan				$ 14,700,000
Term Loan | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Principle amount	$ 63,700,000
Debt instrument, repurchase amount	40,900,000
Debt outstanding amount	301,300,000
Estimated gain on the repurchase	$ 19,700,000
Term Loan | Revolving Credit Facility | Forecast
Debt Instrument [Line Items]
Amortization quarterly payment			$ 7,500,000			$ 5,000,000.0
Term Loan | Secured Debt
Debt Instrument [Line Items]
Term of loan		5 years 6 months
Principle amount		$ 400,000,000
Proceeds from term loan		376,000,000
Long-term debt		$ 172,000,000
Term Loan and Revolving Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		4.75%